Convertible Note Arrangement (Details) $ / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 13, 2023 CAD ($) shares	Feb. 13, 2023 USD ($)	Dec. 31, 2023 CAD ($) shares	Mar. 13, 2024	Jan. 15, 2024 $ / shares	Feb. 13, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Nov. 15, 2022 $ / shares	Dec. 31, 2021 shares	Apr. 07, 2021 $ / shares	Jan. 22, 2021 $ / shares
Convertible note payable
Interest rate				8.99%
Initial conversion rate	403.2140					403.2140
Warrants to purchase common shares | shares			33,724,658				3,464,177		1,274,785
Exercise price | $ / shares								$ 3.78			$ 5.58
Share price | $ / shares										$ 5.22
Royalty on operating revenue (in percentage)	0.60%					0.60%
Royalty on revenue from sales (in percentage)	0.60%					0.60%
Royalty payments, cumulative cap						$ 6,000,000
Transaction costs			$ 2,100
Loss on extinguishment of debt			$ 18,727
2028 Notes
Convertible note payable
Principal amount	$ 68,049					$ 51,000,000
Interest rate	8.99%					8.99%
Principal amount for initial conversion rate						$ 1,000
Initial conversion price | $ / shares						$ 2.48
Increased annual interest rate through the issuance of Common Shares	11.125%	11.125%
Warrants to purchase common shares | shares	10,796,054					10,796,054
Warrants exercisable term	5 years					5 years
Exercise price | (per share)					$ 1.00	$ 2.48
Net proceeds	$ 20,013
Transaction costs	2,340
Loss on extinguishment of debt	$ 18,727
Minimum liquidity balance						$ 2,000,000
2026 Notes
Convertible note payable
Repayments of current borrowings		$ 36,000,000
Interest rate	6.95%					6.95%
Interest payable	$ 1,656
In the event the Company achieves a third-party green bond designation | 2028 Notes
Convertible note payable
Interest rate on future cash interest payments in the event the Company achieves a third-party green bond designation	8.75%	8.75%
Increased annual interest rate through the issuance of Common Shares	10.75%	10.75%